Schedule of Segment Reporting Information, by Segment (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2023 SGD ($)
Segment Reporting Information [Line Items]
Revenue	$ 4,615,778	$ 6,089,596	$ 7,152,092
Cost of revenues	(2,438,396)	(3,216,975)	(2,946,087)
Gross profit	2,177,382	2,872,621	4,206,005
Loss from operation	(1,023,611)	(1,350,449)	1,808,184
Other income	32,408	42,756	179,703
Net income (loss)	(991,203)	(1,307,693)	1,987,887
Total reportable assets	$ 3,201,804		6,727,439	$ 4,224,139
Packaged Software Solutions [Member]
Segment Reporting Information [Line Items]
Revenue		4,263,078	5,185,510
Cost of revenues		(2,754,393)	(2,553,654)
Gross profit		1,508,685	2,631,856
Loss from operation		(112,819)	961,351
Other income		18,979	163,756
Net income (loss)		(93,840)	1,125,107
Total reportable assets			3,382,172	2,488,088
No Code Platform And Mobile Application [Member]
Segment Reporting Information [Line Items]
Revenue		1,826,518	1,966,582
Cost of revenues		(462,582)	(392,433)
Gross profit		1,363,936	1,574,149
Loss from operation		(137,956)	846,833
Other income		23,777	15,947
Net income (loss)		(114,179)	862,780
Total reportable assets			$ 3,345,267	1,736,051
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenues
Gross profit
Loss from operation		(1,099,674)
Other income
Net income (loss)		$ (1,099,674)
Total reportable assets